Debt Financing - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Line Of Credit Facility [Line Items]
Long-term debt, maturities, repayments of principal in 2021				$ 2,800,000
Long-term debt, maturities, repayments of principal in 2022				3,300,000
Long-term debt, maturities, repayments of principal in 2023				3,300,000
Long-term debt, maturities, repayments of principal in 2024				600,000
Series A Preferred Stock
Line Of Credit Facility [Line Items]
Cash proceeds from closing of third tranche				$ 17,500,000
Term Loan
Line Of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity under loan agreement	$ 10,000,000
Credit facility, interest rate description			Interest on the outstanding loan balance accrued at a variable annual rate equal to the greater of (i) the lender's prime rate plus 0.25% and (ii) 5.00%, and the Company was required to make interest-only payments on the loans on a monthly basis through August 2021.	Interest on the outstanding loan balance will accrue at a variable annual rate equal to the greater of (i) PWB's prime rate plus 0.25% and (ii) 5.00%. The Company is required to make interest-only payments on the loans on a monthly basis through February 2021.
Debt instrument, frequency of periodic payment of interest			Interest-only payments on the loans on a monthly basis	Interest-only payments on the loans on a monthly basis
Credit facility, variable interest rate spread	0.25%
Credit facility, interest rate during period	5.00%
Loan maturity date				2024-02
Facility establishment fees				$ 100,000
Success fee required to pay in the event of liquidation, including IPO	$ 500,000			$ 500,000
Credit facility, interest rate at period end		5.00%	5.00%
Success fee paid after IPO		$ 500,000